SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 97.1%
	Alabama — 1.8%
	Alabama Public School & College Authority (Educational Facilities), Series B, 5.00% due 6/1/2026 (pre-refunded 6/1/2023)	$ 4,380,000	$ 4,881,203
	Alabama Public School and College Authority, Series A, 5.00% due 11/1/2039	3,500,000	4,712,015
	East Alabama Health Care Authority (Health Care Facilities Capital Improvements) GO, Series A, 5.00% due 9/1/2027	1,250,000	1,314,250
	UAB Medicine Finance Authority (University Hospital), Series B, 5.00% due 9/1/2032	6,000,000	7,262,400
	Alaska — 0.2%
	City of Valdez (BP Pipelines (Alaska), Inc. Project), Series C, 5.00% due 1/1/2021	2,000,000	2,000,000
	Arizona — 2.2%
	Arizona (Scottsdale Lincoln Hospitals) HFA , 5.00% due 12/1/2031	2,500,000	2,921,100
	Arizona Board of Regents (University of Arizona SPEED), 5.00% due 8/1/2024 - 8/1/2029	2,635,000	2,834,685
[a]	County of Yavapai, (Waste Management, Inc.) AMT, IDA, 2.80% due 6/1/2027 (put 6/1/2021)	2,000,000	2,021,560
	Northern Arizona University (Insured: BAM), Series B, 5.00% due 6/1/2039	1,300,000	1,667,575
	Pima County Sewer System Revenue COP, Series B, 5.00% due 7/1/2031	900,000	1,236,591
	Salt River Project Agricultural Improvement and Power District (Salt River Electric System), 5.00% due 1/1/2033 - 1/1/2037	7,000,000	8,951,895
	Salt Verde Financial Corp. (Gas Supply Acquisition), 5.25% due 12/1/2022 - 12/1/2028	2,770,000	3,150,674
	Arkansas — 0.4%
	Board of Trustees of the University of Arkansas (Fayetteville Campus), 5.00% due 11/1/2031 - 11/1/2034	3,655,000	4,260,458
	California — 5.5%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.25% due 12/1/2027 - 12/1/2029	3,650,000	4,172,724
	California (Adventist Health System/West) HFFA, Series A, 5.00% due 3/1/2026	2,815,000	3,089,237
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 11/15/2022 - 8/15/2033	1,950,000	2,215,361
	California (Dignity Health) HFFA, Series A, 5.25% due 3/1/2027 (pre-refunded 3/1/2021)	5,250,000	5,291,528
	California Infrastructure and Economic Development Bank (King City Joint Union High School District), 5.75% due 8/15/2029	1,500,000	1,503,090
[a,b]	California Pollution Control Financing Authority AMT, Series A, 0.30% due 8/1/2023 (put 2/1/2021)	1,000,000	989,615
	Delano Financing Authority (City of Delano Police Station and Woollomes Avenue Bridge), Series A, 5.00% due 12/1/2025	2,555,000	2,563,125
	Franklin-McKinley School District (Insured: Natl-Re) GO, 5.25% due 8/1/2027	1,000,000	1,293,260
	Fresno (Educational Facilities and Improvements; Insured: Natl-Re) USD GO, Series A, 6.00% due 8/1/2026	1,410,000	1,645,301
	Jurupa Public Financing Authority (Eastvale Community Services; Insured: AGM), Series A, 5.50% due 9/1/2025 - 9/1/2027	2,530,000	2,860,147
	Los Angeles Department of Airports AMT, Series A, 5.00% due 5/15/2036	3,635,000	4,601,328
	M-S-R Energy Authority, Series B, 6.125% due 11/1/2029	2,460,000	3,177,188
	North City West School Facilities Financing Authority (Carmel Valley Schools; Insured: AGM), Series A, 5.00% due 9/1/2024	1,080,000	1,160,039
[a]	Northern California Energy Authority (Commodity Supply Revenue), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	5,000,000	5,582,500
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2032 - 8/1/2034	3,000,000	3,568,240
	Redwood City Redevelopment Agency (Redevelopment Area A-2; Insured: AMBAC), Series A-2, Zero Coupon due 7/15/2023	2,065,000	2,043,689
	San Francisco City & County Airport Comm-San Francisco International Airport AMT, Series A, 5.00% due 5/1/2038	2,500,000	3,211,075
	Saratoga Union School District (Insured: Natl-Re) USD GO, Series B, Zero Coupon due 9/1/2023	900,000	893,709
	State of California (Kindergarten-University Facilities) GO, 5.25% due 9/1/2026	5,000,000	5,165,350
	State of California GO, 5.00% due 11/1/2029	1,000,000	1,366,360
	Colorado — 1.2%
	Colorado (Sanford Obligated Group) HFA, Series A, 5.00% due 11/1/2039	1,925,000	2,452,642
	Housing Authority of the City and County of Denver (Three Towers Rehabilitation; Insured: AGM) AMT, 5.20% due 11/1/2027	1,335,000	1,338,324
	Regional Transportation District (North Metro Rail Line) COP, Series A, 5.00% due 6/1/2028	1,650,000	1,825,874
	State of Colorado COP,
	Series A,
	5.00% due 9/1/2029 - 9/1/2032	2,915,000	3,754,557
[c]	5.00% due 9/1/2031	2,290,000	2,929,826
	Connecticut — 3.1%
	City of Hartford (Various Public Improvements; Insured: AGM) GO, Series A, 5.00% due 7/1/2031	1,700,000	1,983,373
	State of Connecticut (Various Capital Projects) GO, Series B, 5.00% due 5/15/2027	1,000,000	1,227,480
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2033 - 4/15/2035	12,415,000	15,667,176
	Series C, 5.00% due 6/15/2028 - 6/15/2029	1,890,000	2,453,203
	Series E, 5.00% due 9/15/2033	2,650,000	3,380,711
	State of Connecticut, Special Tax Revenue, Series A, 5.00% due 5/1/2037 - 5/1/2038	5,250,000	6,885,130
	District of Columbia — 1.8%
	Metropolitan Washington Airports Authority (Dulles Toll Road Revenue), Series A, 5.00% due 10/1/2038 - 10/1/2039	3,000,000	3,687,060
	Metropolitan Washington Airports Authority (Dulles Toll Road Revenue; Insured: AGC), Series B, Zero Coupon due 10/1/2023 - 10/1/2024	9,890,000	9,620,139
	Washington Convention & Sports Authority, Series A, 5.00% due 10/1/2028	1,105,000	1,326,917
	Washington Metropolitan Area Transit Authority, 5.00% due 7/1/2032 - 7/1/2037	3,325,000	4,120,200
	Florida — 6.7%
	Broward County (Airport System Improvements) AMT, 5.00% due 10/1/2034 - 10/1/2035	3,500,000	4,217,710

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	City of Jacksonville (Better Jacksonville Plan), Series A, 5.00% due 10/1/2026	$ 2,075,000	$ 2,238,717
	City of Lakeland (Electric Power System Smart Grid Project; Insured: AGM), 5.25% due 10/1/2027 - 10/1/2036	6,450,000	8,977,750
	City of Orlando (Senior Tourist Development; Insured: AGM), Series A, 5.00% due 11/1/2032 - 11/1/2037	3,430,000	4,154,475
	JEA Water & Sewer System Revenue, Series A, 5.00% due 10/1/2034 - 10/1/2035	1,225,000	1,644,589
	Lake County School Board (School District Facility Projects) COP, Series B, 5.00% due 6/1/2026	1,210,000	1,284,342
	Manatee County (Public Utilities System Improvements), 5.00% due 10/1/2026 - 10/1/2033	6,080,000	7,250,910
	Miami-Dade County (Miami International Airport), Series B, 5.00% due 10/1/2028 - 10/1/2031	5,335,000	6,188,281
	Miami-Dade County (Nicklaus Children’s Hospital) HFA, 5.00% due 8/1/2035 - 8/1/2037	2,905,000	3,510,604
	Miami-Dade County (Seaport Properties) GO, Series C, 5.00% due 10/1/2023	1,040,000	1,076,504
	Miami-Dade County Educational Facilities Authority (University of Miami; Insured: AMBAC), Series B, 5.25% due 4/1/2024	1,000,000	1,134,120
	Miami-Dade County School Board (Insured: AMBAC) COP, Series D, 5.00% due 10/1/2021	3,035,000	3,139,920
	Miami-Dade County School Board COP, Series A, 5.00% due 5/1/2030	3,250,000	3,856,612
	Orange County (Tourist Development), Series A, 5.00% due 10/1/2031	2,000,000	2,414,440
	Palm Beach County (Boca Raton Regional Hospital) HFA, 5.00% due 12/1/2025 (pre-refunded 12/1/2024)	500,000	592,635
	Palm Beach County School District COP, Series C, 5.00% due 8/1/2028	595,000	777,766
[a]	Sarasota County Public Hospital Board (Sarasota Memorial Hospital; Insured: Natl-Re), Series A, 5.033% (CPI + 2.05%) due 10/1/2021	1,335,000	1,351,983
	School Board of Broward County (Educational Facilities and Equipment) COP, Series A, 5.00% due 7/1/2027	2,000,000	2,137,680
	School Board of Broward County (Educational Facilities) COP, Series B, 5.00% due 7/1/2032	2,000,000	2,378,640
	School District of Broward County COP,
	Series A,
	5.00% due 7/1/2026	545,000	582,589
	5.00% due 7/1/2026 (pre-refunded 7/1/2022)	2,455,000	2,630,852
	School District of Manatee County (School Facilities Improvement; Insured: AGM), 5.00% due 10/1/2032	2,250,000	2,717,865
	State of Florida GO, 4.00% due 7/1/2030	1,000,000	1,018,210
	Sunshine State Governmental Finance Commission (Miami-Dade County Program), Series B-1, 5.00% due 9/1/2028	3,500,000	3,917,060
	Georgia — 3.0%
	Athens-Clarke County Unified Government Development Authority (UGAREF Bolton Commons, LLC), 5.00% due 6/15/2024 - 6/15/2028	2,320,000	2,591,382
	City of Atlanta (Water & Wastewater System; Insured: Natl-Re), Series A, 5.50% due 11/1/2022	365,000	390,933
	Clarke County Hospital Authority (Athens Regional Medical Center), 5.00% due 1/1/2023 - 1/1/2026 (pre-refunded 1/1/2022)	5,620,000	5,885,490
	Georgia State Road & Tollway Authority (GARVEE), 5.00% due 6/1/2032	1,000,000	1,349,870
	Main Street Natural Gas, Inc., Series A, 5.00% due 5/15/2035 - 5/15/2037	11,170,000	15,595,106
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2035 - 1/1/2038	4,340,000	5,341,623
	Guam — 0.8%
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2023 - 10/1/2025	6,500,000	6,951,480
	Guam Waterworks Authority (Water and Wastewater System), 5.25% due 7/1/2024	1,000,000	1,097,210
	Hawaii — 1.8%
	County of Hawaii GO, Series A, 5.00% due 9/1/2033	1,250,000	1,516,000
	State of Hawaii Airports System Revenue AMT, Series A, 5.00% due 7/1/2032 - 7/1/2033	5,000,000	6,514,050
	State of Hawaii GO,
	Series DZ, 5.00% due 12/1/2027 (pre-refunded 12/1/2021)	3,635,000	3,792,577
	Series DZ-2016, 5.00% due 12/1/2027 (pre-refunded 12/1/2021)	6,365,000	6,640,923
	Illinois — 11.7%
	Chicago O’Hare International Airport (2016 Airport Projects), Series C, 5.00% due 1/1/2029 - 1/1/2030	1,765,000	2,135,502
	Chicago O’Hare International Airport (2017 Airport Projects), Series B, 5.00% due 1/1/2034 - 1/1/2037	8,160,000	9,821,648
	Chicago Park District (Capital Improvement Plan) GO,
	Series A, 5.00% due 1/1/2027 - 1/1/2029	3,940,000	4,333,158
	Series B, 5.00% due 1/1/2025 - 1/1/2030	4,500,000	4,931,875
	Series D, 5.00% due 1/1/2028	3,450,000	3,794,620
	City of Chicago (Midway Airport),
	Series B,
	5.00% due 1/1/2032 - 1/1/2033	9,805,000	10,979,336
	5.25% due 1/1/2034	4,700,000	5,103,918
	City of Chicago (Wastewater Transmission System), Series C-2, 5.00% due 1/1/2028 - 1/1/2029	7,865,000	9,136,741
	City of Chicago (Wastewater Transmission System; Insured: AGM), Series B, 5.00% due 1/1/2034	1,375,000	1,673,884
	City of Chicago (Water System), Series A-1, 5.00% due 11/1/2024	1,000,000	1,150,390
	City of Chicago (Water System; Insured: AGM), Series 2017-2, 5.00% due 11/1/2037	4,250,000	5,126,010
	City of Chicago (Water System; Insured: BHAC-CR AMBAC), 5.75% due 11/1/2030	1,270,000	1,605,712
	City of Chicago GO,
	Series A,
	5.625% due 1/1/2031	1,585,000	1,819,437
	6.00% due 1/1/2038	7,500,000	8,755,725
	Cook County GO, Series A, 5.25% due 11/15/2024	3,000,000	3,008,880
	Cook County School District No. 104 (Argo Summit Elementary School Facilities; Insured: AGM) GO ETM, Series D, Zero Coupon due 12/1/2022	2,000,000	1,982,720
	Illinois (Midwest Care Center I, Inc.; Collateralized: GNMA) HFA, 5.70% due 2/20/2021	95,000	95,179

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group), Series A, 5.00% due 7/15/2031	$ 175,000	$ 219,618
	Illinois Finance Authority (Rush University Medical Center), Series A, 5.00% due 11/15/2033	1,000,000	1,167,090
	Illinois Finance Authority (Silver Cross Hospital and Medical Centers), 5.00% due 8/15/2024	1,000,000	1,141,970
	Illinois Toll Highway Authority (Move Illinois Program), Series A, 5.00% due 1/1/2037	5,550,000	6,543,172
	Knox & Warren Counties Community Unit School District No. 205 Galesburg GO, Series B, 5.00% due 12/1/2030 - 12/1/2031	2,655,000	3,333,726
	Metropolitan Pier & Exposition Authority (McCormick Place Expansion Project), Series B, 5.00% due 12/15/2022	1,000,000	1,074,290
	Monroe and St. Clair Counties (Community Unit School District No. 5; Insured: BAM) GO, 5.00% due 4/15/2027 - 4/15/2031	6,285,000	7,616,739
	Regional Transportation Authority (Insured: Natl-Re), Series A, 6.00% due 7/1/2031	1,070,000	1,492,190
	Sales Tax Securitization Corp., Series A, 5.00% due 1/1/2029	2,000,000	2,475,280
	State of Illinois, Series B, 5.00% due 6/15/2030 - 6/15/2032	12,165,000	14,192,164
	State of Illinois GO, Series D, 5.00% due 11/1/2027 - 11/1/2028	4,250,000	4,816,268
	Tazewell County School District (Insured: Natl-Re) GO, 9.00% due 12/1/2024	1,205,000	1,599,143
	Indiana — 2.4%
	Board of Trustees for the Vincennes University, Series J, 5.375% due 6/1/2022	895,000	898,114
	City of Carmel Redevelopment District (Performing Arts Center) COP, Series C, 6.50% due 7/15/2035 (pre-refunded 1/15/2021)	2,730,000	2,734,805
[a]	City of Whiting Environmental Facilities (BP Products North America Inc. Project) AMT, Series A, 5.00% due 3/1/2046 (put 3/1/2023)	1,000,000	1,096,400
	Indiana (Ascension Health Credit Group) HFFA, 5.00% due 11/15/2034 - 11/15/2036	8,325,000	9,961,991
	Indiana Bond Bank (Hendricks Regional Health Financing Program; Insured: AMBAC), Series A, 5.25% due 4/1/2023	2,000,000	2,221,900
	Indiana Finance Authority (Marian University), 5.25% due 9/15/2022 - 9/15/2023 (pre-refunded 9/15/2021)	5,085,000	5,264,653
	Indiana Finance Authority (Sisters of St. Francis Health Services, Inc.), 5.00% due 11/1/2021	605,000	607,027
	Southwest Allen Multi School Building Corp., 5.00% due 7/15/2033	1,500,000	1,912,095
	Iowa — 0.4%
	Iowa Finance Authority (UnityPoint Health), Series C, 5.00% due 2/15/2030 - 2/15/2032	4,100,000	4,649,036
	Kansas — 0.1%
	Unified Government of Wyandotte County/Kansas City (School Improvement Project; Insured: AGM) USD GO, Series A, 5.00% due 9/1/2030 - 9/1/2031	640,000	808,106
	Kentucky — 1.5%
[a]	Kentucky Public Energy Authority, Series A, 4.00% due 4/1/2048 (put 4/1/2024)	6,500,000	7,168,265
	Kentucky State Property & Building Commission (Insured: AGM), Series A, 5.00% due 11/1/2035	4,000,000	5,216,520
	Louisville/Jefferson County Metropolitan Government (Norton Suburban Hospital and Kosair Children’s Hospital), Series A, 5.25% due 10/1/2026	2,320,000	2,621,902
	Louisiana — 2.6%
	City of Shreveport LA Water & Sewer Revenue (Insured: AGM), Series A, 5.00% due 12/1/2036	1,000,000	1,249,630
	East Baton Rouge Sewerage Commission, Series B, 5.00% due 2/1/2030 - 2/1/2032 (pre-refunded 2/1/2025)	6,825,000	8,152,189
	Jefferson Sales Tax District (Insured: AGM), Series B, 5.00% due 12/1/2031 - 12/1/2035	3,895,000	4,979,531
	Louisiana Energy and Power Authority (LEPA Unit No. 1; Insured: AGM), Series A, 5.25% due 6/1/2029 - 6/1/2031	6,100,000	6,760,349
	Parish of Lafourche (Roads, Highways and Bridges), 5.00% due 1/1/2024 - 1/1/2025	3,685,000	4,264,745
[a]	Parish of St. Charles (Valero Energy Corp. Refinery), 4.00% due 12/1/2040 (put 6/1/2022)	1,000,000	1,045,190
	Maryland — 0.0%
	Montgomery County GO, Series C, 5.00% due 10/1/2025	365,000	446,384
	Massachusetts — 1.9%
	Massachusetts (Insured: BHAC-CR FGIC), 5.50% due 1/1/2029	8,370,000	11,345,535
	Massachusetts Bay Transportation Authority (Transportation Capital Program), Series A, 5.25% due 7/1/2030	1,000,000	1,410,540
	Massachusetts Development Finance Agency (CareGroup Healthcare System), Series I, 5.00% due 7/1/2033 - 7/1/2036	3,250,000	3,937,442
	Massachusetts Development Finance Agency (Simmons College), Series J, 5.50% due 10/1/2025 - 10/1/2028	1,790,000	1,987,061
	Massachusetts Educational Financing Authority (Higher Education Student Loans), Series A, 5.50% due 1/1/2022	1,130,000	1,130,960
	Michigan — 2.5%
	Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2031	1,010,000	1,179,811
	City of Troy (Downtown Development Authority-Community Center Facilities) GO, 5.00% due 11/1/2025 (pre-refunded 11/1/2021)	300,000	311,994
	County of Genesee (Water Supply System; Insured: BAM) GO,
	5.00% due 11/1/2024 - 11/1/2030	3,360,000	3,691,259
	5.125% due 11/1/2032	750,000	825,135
	5.25% due 11/1/2026 - 11/1/2028	2,920,000	3,225,974
	Detroit City School District (School Building & Site Improvement; Insured: AGM Q-SBLF) GO, Series A, 5.25% due 5/1/2026	3,150,000	3,877,209
	Detroit City School District (School Building & Site; Insured: AGM Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,100,000	1,392,754
	Kalamazoo Hospital Finance Authority (Bronson Healthcare),
	5.25% due 5/15/2026	175,000	177,903
	5.25% due 5/15/2026 (pre-refunded 5/15/2021)	1,110,000	1,130,524
	Michigan Finance Authority (Government Loan Program), Series F, 5.00% due 4/1/2026	1,580,000	1,634,795
	Michigan Finance Authority (McLaren Health System), Series A, 5.00% due 2/15/2039	3,200,000	4,040,320
	Michigan Public School Academy (Will Carleton Charter School), 8.00% due 8/1/2035	820,000	822,312
	Michigan State Housing Development Authority, Series B, 2.95% due 12/1/2039	3,000,000	3,162,630
	Minnesota — 0.3%
	Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00% due 10/1/2034 - 10/1/2035	600,000	744,315

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Minnesota Housing Finance Agency (Collateralized: GNMA, FNMA, FHLMC), Series F, 2.45% due 7/1/2034	$ 2,155,000	$ 2,258,677
	Mississippi — 0.7%
	Mississippi Development Bank (Jackson Public School District; Insured BAM) GO, 5.25% due 10/1/2037 - 10/1/2038	5,250,000	6,647,882
	Mississippi Development Bank (Vicksburg Warren School District; Insured: BAM), 5.50% due 3/1/2038	700,000	908,341
	Missouri — 0.3%
	City of Excelsior Springs (Insured: BAM) COP, Series B, 4.00% due 3/1/2031	150,000	190,758
	Missouri Health and Educational Facilities Authority (Webster University) ETM, 5.00% due 4/1/2021	2,520,000	2,548,375
	Nebraska — 0.6%
[a]	Central Plains Energy Project, 5.00% due 3/1/2050 (put 1/1/2024)	5,350,000	6,013,882
	Nevada — 1.2%
	Carson City (Carson Tahoe Regional Healthcare),
	5.00% due 9/1/2027 (pre-refunded 9/1/2022)	2,450,000	2,644,726
	5.00% due 9/1/2032	730,000	869,123
	Washoe County (Reno Sparks Convention & Visitors Authority) GO, 5.00% due 7/1/2026 - 7/1/2032 (pre-refunded 7/1/2021)	7,095,000	7,262,584
	Washoe County NV GO, 5.00% due 7/1/2032 (pre-refunded 7/1/2021)	1,905,000	1,949,996
	New Hampshire — 0.6%
	New Hampshire Municipal Bond Bank, Series C, 5.00% due 8/15/2026 (pre-refunded 8/15/2023)	1,860,000	2,092,351
	State of New Hampshire (Turnpike System), Series B, 5.00% due 2/1/2022 - 2/1/2024	4,005,000	4,211,510
	New Jersey — 4.7%
	Cape May County Industrial Pollution Control Financing Authority (Atlantic City Electric Company; Insured: Natl-Re), Series A, 6.80% due 3/1/2021	675,000	681,838
	Essex County Improvement Authority (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re) GO, 5.50% due 10/1/2024	2,500,000	2,993,500
	New Jersey (School Facilities Construction) EDA, 5.00% due 3/1/2026 - 6/15/2038	6,515,000	7,741,749
	New Jersey (School Facilities Construction; Insured: AMBAC) EDA, Series N-1, 5.50% due 9/1/2026	3,000,000	3,686,160
	New Jersey (School Facilities Construction; Insured: Natl-Re) EDA, Series N-1, 5.50% due 9/1/2027	1,700,000	2,138,838
	New Jersey (State of New Jersey Department of the Treasury) EDA, Series DDD, 5.00% due 6/15/2033	1,000,000	1,187,850
	New Jersey (Transit Corp.) EDA, 5.00% due 11/1/2036	2,950,000	3,621,597
	New Jersey State Health Care Facilities Financing Authority (Virtua Health), 5.00% due 7/1/2027 - 7/1/2028	3,000,000	3,404,040
	New Jersey Transportation Trust Fund Authority,
	Series A, 5.00% due 12/15/2032	485,000	595,284
	Series AA, 5.00% due 6/15/2036 - 6/15/2040	1,500,000	1,857,595
	Series BB, 5.00% due 6/15/2034	2,000,000	2,438,860
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), 5.00% due 6/15/2023 - 6/15/2031	3,500,000	3,930,990
	New Jersey Transportation Trust Fund Authority (Transportation Program Bonds), 5.00% due 6/15/2038	3,500,000	4,188,100
	New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 12/15/2034 - 12/15/2036	5,500,000	6,639,550
	Passaic Valley Sewage Commissioners GO, Series G, 5.75% due 12/1/2022	3,000,000	3,287,040
	New Mexico — 0.7%
	City of Farmington (Public Service Co. of New Mexico),
[a]	Series C, 1.15% due 6/1/2040 (put 6/1/2024)	1,500,000	1,507,215
[a]	Series D, 1.10% due 6/1/2040 (put 6/1/2023)	3,000,000	3,011,790
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), 5.00% due 7/1/2032	2,130,000	2,190,130
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), Series A, 5.00% due 8/1/2039	440,000	565,378
	New York — 5.6%
	City of New York (City Budget Financial Management) GO,
	Series G, 5.00% due 8/1/2027	4,530,000	5,158,039
	Series J, 5.00% due 8/1/2030 - 8/1/2031	9,000,000	10,419,100
	City of New York GO, Series C, 5.00% due 8/1/2035	500,000	662,110
	County of Nassau GO, Series C, 4.00% due 3/15/2021	2,000,000	2,014,460
	Erie County Industrial Development Agency (City of Buffalo School District) (State Aid Withholding), Series A, 5.00% due 5/1/2027	5,000,000	5,518,100
	Long Island Power Authority, Series A, 5.00% due 9/1/2036 - 9/1/2038	1,300,000	1,740,750
	Metropolitan Transportation Authority,
	Series D, 5.00% due 11/15/2030 - 11/15/2035	8,295,000	9,571,826
	Series D-1, 5.00% due 11/15/2031	2,285,000	2,583,695
	Metropolitan Transportation Authority (Green Bond),
	Series A1, 5.00% due 11/15/2035 - 11/15/2036	1,820,000	2,071,709
	Series A2, 5.00% due 11/15/2025	600,000	689,202
	Nassau County (Insured: BAM) GO, Series B, 5.00% due 4/1/2026	1,300,000	1,439,854
	New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00% due 5/1/2032 - 11/1/2036	4,230,000	5,703,910
	New York State Dormitory Authority, Series A, 5.00% due 3/15/2037	735,000	935,258
	New York State Dormitory Authority (Metropolitan Transportation Authority & State Urban Development Corp.), Series A, 5.00% due 12/15/2027	2,500,000	2,728,450
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series B, 5.00% due 3/31/2021	2,000,000	2,022,640
	Series D, 4.00% due 2/15/2040	1,000,000	1,193,840
	New York State Dormitory Authority (State of New York Sales Tax Revenue), Series A, 5.00% due 3/15/2033	500,000	613,330

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2020 (Unaudited)

ISSUER-DESCRIPTION	Principal Amount	VALUE
New York State Dormitory Authority (State University Educational Facilities), Series A, 5.25% due 5/15/2021	$ 255,000	$ 259,552
New York State Urban Development Corp. (State of New York Personal Income Tax Revenue), Series A, 5.00% due 3/15/2041	1,500,000	1,960,800
New York State Urban Development Corp. (State of New York Sales Tax Revenue), Series A, 5.00% due 3/15/2037	500,000	643,930
North Carolina — 1.2%
Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System), Series A, 5.00% due 1/15/2028	2,190,000	2,391,130
North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2030	3,000,000	3,551,160
State of North Carolina, 5.00% due 3/1/2033	5,000,000	6,511,550
Ohio — 5.1%
Akron, Bath and Copley Joint Township Hospital District (Children’s Hospital Medical Center of Akron), 5.00% due 11/15/2024	1,000,000	1,063,150
Akron, Bath and Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.00% due 11/15/2027 - 11/15/2029	1,160,000	1,460,348
American Municipal Power, Inc. (AMP Fremont Energy Center), Series B, 5.25% due 2/15/2028 (pre-refunded 2/15/2022)	4,000,000	4,224,440
Cincinnati City School District (School Improvement Project) COP, 5.00% due 12/15/2031	3,075,000	3,576,071
City of Cleveland (Bridges and Roadways), Series A-2, 5.00% due 10/1/2028 - 10/1/2029 (pre-refunded 10/1/2023)	2,520,000	2,848,230
City of Cleveland (Public Facilities Improvements), Series A-1, 5.00% due 11/15/2027 - 11/15/2030 (pre-refunded 11/15/2023)	5,185,000	5,890,212
City of Cleveland (Various Municipal Capital Improvements) GO, 5.00% due 12/1/2024	1,000,000	1,090,840
City of Cleveland GO,
5.00% due 12/1/2026	15,000	16,361
5.00% due 12/1/2026 (pre-refunded 12/1/2022)	1,215,000	1,325,431
City of Cleveland Income Tax Revenue, 5.00% due 10/1/2033 - 10/1/2035	1,450,000	1,820,828
Cleveland-Cuyahoga County Port Authority (County Administration Offices), 5.00% due 7/1/2025	1,780,000	2,133,437
County of Allen (Catholic Health Partners-Mercy Health West Facility), Series A, 5.00% due 5/1/2025 - 5/1/2026 (pre-refunded 5/1/2022)	8,325,000	8,851,889
County of Cuyahoga (Musical Arts Association), 5.00% due 1/1/2030 - 1/1/2039	3,170,000	3,906,225
County of Hamilton (Cincinnati Children’s Hospital Medical Center), 5.00% due 5/15/2028 - 5/15/2031	8,085,000	9,293,698
Greene County Vocational School District (School Facilities Construction and Improvement) GO, 5.00% due 12/1/2030 - 12/1/2033	2,580,000	3,354,899
Lucas County Health Care Facility (Sunset Retirement Community),
5.00% due 8/15/2021	260,000	265,340
5.125% due 8/15/2025	1,350,000	1,378,647
Pennsylvania — 7.7%
Allegheny County (Propel Charter School-McKeesport) IDA,
Series C,
5.90% due 8/15/2026	605,000	606,936
6.375% due 8/15/2035	1,130,000	1,133,842
Allegheny County Hospital Development Authority (University of Pittsburgh Medical Center), Series A, 5.00% due 7/15/2034	1,150,000	1,473,472
Bucks County (Waste Management, Inc.) AMT, IDA, Series A-2, 2.75% due 12/1/2022	7,000,000	7,294,490
City of Philadelphia (Pennsylvania Gas Works), 5.00% due 8/1/2032 - 8/1/2034	2,300,000	2,727,908
City of Philadelphia (Philadelphia Gas Works), 5.00% due 8/1/2036 - 8/1/2037	5,485,000	6,681,431
City of Philadelphia (Water and Wastewater System), Series A, 5.00% due 10/1/2029 - 11/1/2038	2,100,000	2,678,170
City of Pittsburgh (Capital Projects) GO, 5.00% due 9/1/2035 - 9/1/2036	1,215,000	1,496,306
County of Luzerne (Insured: AGM) GO, Series A, 5.00% due 11/15/2029	3,000,000	3,556,380
Dallastown Area School District (State Aid Withholding) GO, Series A, 4.00% due 5/1/2021	460,000	465,281
Lancaster County Solid Waste Management Authority (Acquisition of Susquehanna Resource Management Facility), Series A, 5.25% due 12/15/2030	3,000,000	3,430,350
Monroeville Financing Authority (University of Pittsburgh Medical Center), 5.00% due 2/15/2026	3,490,000	4,261,464
Pennsylvania State Public School Building Authority (Philadelphia School District; Insured: AGM) (State Aid Withholding) GO, Series B, 5.00% due 6/1/2027	5,000,000	6,293,300
Pennsylvania Turnpike Commission, Series B, 5.00% due 12/1/2033 - 12/1/2038	1,450,000	1,923,994
Pennsylvania Turnpike Commission (Highway Improvements), Series A-1, 5.00% due 12/1/2035 - 12/1/2036	1,750,000	2,169,675
Philadelphia Authority for Industrial Development (Thomas Jefferson University), Series A, 5.00% due 9/1/2032 - 9/1/2034	5,000,000	5,967,150
Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2032 - 4/1/2036	11,125,000	13,284,634
Pittsburgh Water & Sewer Authority (Water and Sewer System; Insured: AGM),
Series A, 5.00% due 9/1/2030 - 9/1/2031	8,740,000	9,664,481
Series B, 5.00% due 9/1/2031 (pre-refunded 9/1/2023)	3,665,000	4,126,130
Rhode Island — 0.5%
State of Rhode Island and Providence Plantations (Consolidated Capital Development Loan) GO, Series B, 4.00% due 10/15/2023	800,000	853,056
State of Rhode Island and Providence Plantations (Training School Project) COP, Series B, 5.00% due 10/1/2024	3,595,000	4,031,397
South Carolina — 0.2%
City of Myrtle Beach (Municipal Sports Complex), Series B, 5.00% due 6/1/2028 - 6/1/2030	2,000,000	2,238,700
South Dakota — 0.4%
South Dakota Health and Educational Facilities Authority (Avera Health), Series A, 5.00% due 7/1/2023 (pre-refunded 7/1/2021)	1,575,000	1,612,312
South Dakota Health and Educational Facilities Authority (Sanford Health), 5.00% due 11/1/2028 - 11/1/2029	1,800,000	2,164,588
Tennessee — 1.8%
County of Shelby Health, Educational and Housing Facility Board (Methodist Le Bonheur Healthcare), 5.00% due 5/1/2027 - 5/1/2035	3,560,000	4,385,151
Metropolitan Government of Nashville and Davidson County (Green Projects), Series B, 5.00% due 7/1/2033 - 7/1/2036	3,000,000	3,763,340
Tennessee Energy Acquisition Corp. (The Gas Project),
Series A, 5.25% due 9/1/2023	7,000,000	7,838,810

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Series C, 5.00% due 2/1/2023	$ 2,650,000	$ 2,869,049
	Texas — 7.9%
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2025 - 2/15/2034	9,720,000	11,527,046
	City of Dallas (Trinity River Corridor Infrastructure) GO, 5.00% due 2/15/2028	1,000,000	1,144,410
	City of Galveston (Galveston Island Convention Center; Insured: AGM),
	Series A, 5.00% due 9/1/2021	545,000	561,192
	Series B, 5.00% due 9/1/2024	1,115,000	1,197,867
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2027	1,175,000	1,445,520
	City of Houston Airport System Revenue, Series D, 5.00% due 7/1/2030	2,000,000	2,541,820
	City of McAllen (International Toll Bridge; Insured: AGM), Series A, 5.00% due 3/1/2028 - 3/1/2032	6,120,000	7,400,720
	City of San Antonio (Airport System Capital Improvements) AMT, 5.00% due 7/1/2024 - 7/1/2025	3,225,000	3,431,592
	City of San Antonio (Water System), Series A, 5.00% due 5/15/2033 - 5/15/2034	3,075,000	3,761,923
	Dallas Area Rapid Transit, Series A, 5.00% due 12/1/2035 - 12/1/2036	7,200,000	8,656,136
	Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2027	1,905,000	2,405,234
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series A, 5.00% due 12/1/2028	3,000,000	3,513,660
	Harris County Cultural Education Facilities Finance Corp. (TECO Project), 5.00% due 11/15/2028 - 11/15/2033	2,225,000	2,814,638
	Houston Airport System Revenue, Series D, 5.00% due 7/1/2035	1,750,000	2,168,827
	Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.),
	6.50% due 5/15/2031 (pre-refunded 5/15/2021)	360,000	368,244
	Series S, 6.50% due 5/15/2031 (pre-refunded 5/15/2021)	415,000	424,474
	Lower Colorado River Authority,
	Series A,
	5.00% due 5/15/2026	9,415,000	10,010,969
	5.00% due 5/15/2026 (pre-refunded 5/15/2022)	55,000	58,601
	Lower Colorado River Authority (LCRA Transmission Services Corp.), 5.00% due 5/15/2028 - 5/15/2038	970,000	1,273,736
	Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2029 - 11/1/2030	4,040,000	5,331,571
	North Texas Tollway Authority (NTTA System), Series A, 5.00% due 1/1/2037	1,750,000	2,124,325
	San Antonio Water System,
	5.00% due 5/15/2038	2,110,000	2,780,642
	Series A, 5.00% due 5/15/2037	500,000	637,035
	Series C, 5.00% due 5/15/2032 - 5/15/2033	1,590,000	2,165,630
	Stephen F Austin State University (Financing System), Series A, 5.00% due 10/15/2030 - 10/15/2033	1,265,000	1,596,656
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2024 - 8/15/2025	2,250,000	2,616,608
	Utah — 0.3%
[a]	County of Utah (IHC Health Services, Inc. Obligated Group), Series B-1, 5.00% due 5/15/2056 (put 8/1/2022)	2,500,000	2,654,775
	Virginia — 0.3%
[a]	Halifax County (VirginiaI Electric and Power Co. Project) IDA, Series A, 0.45% due 12/1/2041 (put 4/1/2022)	500,000	499,670
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), 5.00% due 1/1/2032 - 1/1/2033	2,000,000	2,444,590
	Washington — 4.0%
	King County Public Hospital District No. 2 (EvergreenHealth Medical Center) GO, 5.00% due 12/1/2028 - 12/1/2030	4,545,000	5,316,005
	Skagit County Public Hospital District No. 1 (Skagit Regional Health) GO, 5.00% due 12/1/2025 - 12/1/2028 (pre-refunded 12/1/2022)	7,860,000	8,565,356
	Skagit County Public Hospital District No. 2 (Island Hospital) GO, 5.00% due 12/1/2027 - 12/1/2028 (pre-refunded 12/1/2022)	4,640,000	5,056,393
	State of Washington (Acquisition and Improvements of Real and Personal Property) COP, Series A, 5.00% due 7/1/2030	4,415,000	5,562,724
	State of Washington (Various Purposes) GO,
[d]	5.00% due 6/1/2038	1,965,000	2,571,694
	Series C, 5.00% due 2/1/2036 - 2/1/2037	7,425,000	9,634,710
	Washington Higher Education Facilities Authority (Seattle Pacific University), 5.00% due 10/1/2038 - 10/1/2040	3,340,000	4,129,587
	Wisconsin — 1.4%
	Wisconsin Health & Educational Facilities Authority (ProHealth Care, Inc.), 5.00% due 8/15/2023 - 8/15/2026	10,925,000	11,224,969
	WPPI Energy, Series A, 5.00% due 7/1/2029 - 7/1/2036	2,980,000	3,738,771
	TOTAL LONG-TERM MUNICIPAL BONDS — 97.1% (Cost $921,823,316)		1,000,834,739
	SHORT-TERM MUNICIPAL BONDS — 1.9%
	Arizona — 0.1%
[a]	Arizona (Banner Health Obligated Group; LOC Bank of America, N.A.) HFA, Series C, 0.09% due 1/1/2046 (put 1/4/2021)	600,000	600,000
	Colorado — 0.1%
[a]	City & County of Denver (SPA JPMorgan Chase Bank, N.A.) COP, Series A1, 0.10% due 12/1/2029 (put 1/4/2021)	700,000	700,000
	Florida — 0.1%
[a]	County of Manatee (Florida Power & Light Co.), 0.11% due 9/1/2024 (put 1/4/2021)	1,100,000	1,100,000
	Illinois — 0.1%
[a]	Illinois Finance Authority (Northwestern Memorial Healthcare Obligation Group; SPA JPMorgan Chase Bank, N.A.), Series A1, 0.09% due 8/15/2042 (put 1/4/2021)	900,000	900,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Mississippi — 0.0%
[a]	Mississippi Business Finance Corp. (Chevron USA, Inc.; Guaranty: Chevron Corp.), Series C, 0.10% due 11/1/2035 (put 1/4/2021)	$ 600,000	$ 600,000
	New Mexico — 0.6%
[a]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group; SPA Wells Fargo Bank, N.A.), Series D, 0.09% due 8/1/2034 (put 1/4/2021)	4,900,000	4,900,000
[a]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services; SPA Wells Fargo Bank, N.A.), Series C, 0.09% due 8/1/2034 (put 1/4/2021)	1,875,000	1,875,000
	New York — 0.9%
[a]	City of New York (LOC U.S. BANK N.A.) GO, Series L-4, 0.10% due 4/1/2038 (put 1/4/2021)	500,000	500,000
[a]	City of New York (SPA Barclays Bank plc) GO, Series B-4, 0.08% due 10/1/2046 (put 1/4/2021)	2,000,000	2,000,000
[a]	City of New York (SPA JPMorgan Chase Bank, N.A.) GO, Series 1, 0.10% due 3/1/2040 (put 1/4/2021)	1,050,000	1,050,000
[a]	New York City Water & Sewer System (SPA Landesbank Hessen-Thuringen), Series BB-1, 0.10% due 6/15/2039 (put 1/4/2021)	3,500,000	3,500,000
[a]	New York City Water & Sewer System (SPA State Street Bank & Trust Co.), Series B-4, 0.10% due 6/15/2045 (put 1/4/2021)	2,000,000	2,000,000
	Pennsylvania — 0.0%
[a]	Hospitals & Higher Education Facilities Authority of Philadelphia (Children’s Hospital of Philadelphia Obligated Group; SPA Bank of America N.A.), 0.09% due 7/1/2041 (put 1/4/2021)	450,000	450,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 1.9% (Cost $20,175,000)		20,175,000
	Total Investments — 99.0% (Cost $941,998,316)		$1,021,009,739
	Other Assets Less Liabilities — 1.0%		9,945,366
	Net Assets — 100.0%		$1,030,955,105

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2020.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2020, the aggregate value of these securities in the Fund’s portfolio was $989,615, representing 0.10% of the Fund’s net assets.
c	Segregated as collateral for a when-issued security.
d	When-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp. Custodial Receipts
COP	Certificates of Participation
CPI	Consumer Price Index
EDA	Economic Development Authority
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Insured by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
JEA	Jacksonville Electric Authority
LOC	Letter of Credit
Natl-Re	Insured by National Public Finance Guarantee Corp.
Q-SBLF	Insured by Qualified School Bond Loan Fund
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	December 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.